Borrowings (Loans Payable)	12 Months Ended
Dec. 31, 2013
Loans Payable
Borrowings
Borrowings

15.       Borrowings

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
As of December 31, 2012
Short-term loan:
Industrial and Commercial Bank of China	February 2012	January 2013	100,000	Monthly
Bank of China	May 2012	May 2013	30,000	Quarterly
Bank of China	May 2012	May 2013	30,000	Quarterly
Bank of China	October 2012	April 2013	100,000	Quarterly
Bank of China	October 2012	April 2013	51,455	Quarterly
Bank of Communications	October 2012	April 2013	100,000	Quarterly
China Merchants Bank	October 2012	March 2013	50,000	Quarterly
Bank of Communications	November 2012	May 2013	52,401	Together with principal
Bank of Communications	November 2012	May 2013	51,569	Together with principal
China Bohai Bank	November 2012	May 2013	50,000	Together with principal
Bank of China	January 2012	January 2013	94,283	Quarterly
Bank of China	February 2012	February 2013	102,139	Quarterly
Bank of China	September 2012	March 2013	6,381	Together with principal
Bank of China	September 2012	March 2013	10,336	Together with principal
Bank of China	September 2012	March 2013	65,998	Together with principal
China Guangfa Bank	November 2012	May 2013	39,284	Together with principal
Agriculture Bank of China	November 2012	February 201	4,762	Together with principal
Agriculture Bank of China	December 2012	March 2013	20,947	Together with principal
Agriculture Bank of China	December 2012	March 2013	13,175	Together with principal
Subtotal			972,730
Long-term loan due in one year:

Bank of China	July 2010	July 2013	100,000	Quarterly
Bank of China	October 2010	September 2013	100,000	Quarterly
Bank of China	November 2010	October 2013	100,000	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	Monthly
Industrial and Commercial Bank of China	April 2011	October 2013	160,000	Monthly
Export-Import Bank of China	September 2011	September 2013	130,000	Quarterly
Agriculture Bank of China	October 2010	April 2013	20,000	Monthly
Agriculture Bank of China	November 2010	May 2013	10,000	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	Monthly
Agriculture Bank of China	November 2010	May 2013	30,000	Monthly
Industrial and Commercial Bank of China	March 2011	September 2013	70,000	Monthly
Industrial and Commercial Bank of China	April 2011	September 2013	30,000	Monthly
China Construction Bank	June 2011	May 2013	48,000	Monthly
Bank of China	June 2011	June 2013	100,000	Half a year
Shanghai Pudong Development Bank	June 2011	June 2013	98,000	Quarterly
China Merchants Bank	May 2011	March 2013	28,500	Quarterly
China Merchants Bank	April 2011	April 2013	8,500	Quarterly
China Merchants Bank	March 2011	March 2013	8,500	Quarterly
Shanghai Pudong Development Bank	March 2012	September 2013	49,000	Quarterly
Industrial and Commercial Bank of China	June 2011	January 2013	500,000	Together with principal
Bank of China	December 2011	December 2013	20,000	Quarterly
Subtotal			1,850,500
Short-term borrowings and current portion of long term borrowings			2,823,230

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
As of December 31, 2012
Long term loan
China Construction Bank	June 2012	May 2014	38,000	Monthly
Industrial and Commercial Bank of China	December 2011	November 2014	150,000	Monthly
China Construction Bank	May 2012	April 2014	159,000	Monthly
Bank of Xingtai	September 2012	September 2014	100,000	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	Monthly
Industrial and Commercial Bank of China	April 2011	March 2014	40,000	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	Monthly
Industrial and Commercial Bank of China	June 2011	March2014	54,122	Monthly
China Everbright Bank	June 2011	June 2014	200,000	Quarterly
Industrial and Commercial Bank of China	December 2011	June 2014	59,017	Monthly
Industrial and Commercial Bank of China	June 2011	January 2015	190,000	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2014	750,000	Together with principal
Bank of China	April 2012	April 2014	30,000	Quarterly
Agriculture Bank of China	August 2012	February 2019	40,000	Quarterly
Agriculture Bank of China	September 2012	August 2019	118,000	Quarterly
Subtotal			2,088,139

Total borrowings			4,911,369

As of December 31, 2013
Short-term loan
Bank of China	September 2013	September 2014	200,000	Quarterly
Agriculture Bank of China	September 2013	September 2014	80,000	Monthly
Agriculture Bank of China	September 2013	January 2014	34,379	Together with principal
Agriculture Bank of China	September 2013	February 2014	79,248	Together with principal
Agriculture Bank of China	November 2013	April 2014	539	Together with principal
Agriculture Bank of China	December 2013	May 2014	3,073	Together with principal
Agriculture Bank of China	December 2013	April 2014	95,721	Monthly
Agriculture Bank of China	December 2013	May 2014	2,038	Together with principal
Agriculture Bank of China	December 2013	May 2014	1,996	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	December 2013	June 2014	30,000	Together with principal
Huaxia Bank	May 2013	February 2014	40,000	Together with principal
Huaxia Bank	February 2013	February 2014	10,000	Together with principal
Bank of Communication	August 2013	February 2014	42,000	Monthly
Hefei S & T Rural Commercial Bank	March 2013	March 2014	150,000	Quarterly
Hefei S & T Rural Commercial Bank	April 2013	March 2014	50,000	Quarterly
Rural Credit Cooperative of Hebei	March 2013	March 2014	28,000	Monthly
Bank of Xingtai	June 2013	June 2014	20,000	Monthly
Bank of Xingtai	July 2013	June 2014	40,000	Monthly
OCBC Bank	March 2013	April 2014	30,485	Monthly
OCBC Bank	May 2013	May 2014	54,873	Monthly
Other loan *	April 2013	March 2014	30,000	Quarterly
Other loan*	November 2013	November 2014	50,000	Quarterly
Subtotal			1,122,352

*Local government provided short-term loan to one subsidiary located in Jiangsu Province with market interest rate bearing.

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
Long-term loan due in one year
China Construction Bank	May 2012	April 2014	157,000	Monthly
China Construction Bank	June 2012	May 2014	34,000	Monthly
Industrial and Commercial Bank of China	December 2011	November 2014	150,000	Monthly
Bank of Xingtai	September 2012	September 2014	100,000	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	Monthly
Industrial and Commercial Bank of China	April 2011	March 2014	40,000	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	Monthly
Industrial and Commercial Bank of China	June 2011	June 2014	15,917	Monthly
Industrial and Commercial Bank of China	December 2011	June 2014	57,246	Monthly
China Everbright Bank	June 2011	June 2014	200,000	Quarterly
Agriculture Bank of China	August 2012	February 2014	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2014	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2014	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2014	8,150	Quarterly
Subtotal			936,163
Short-term borrowings and current portion of long term borrowings			2,058,515

Long-term loan
Industrial and Commercial Bank of China	June 2011	January 2019	720,000	Annually
Industrial and Commercial Bank of China	June 2011	January 2018	432,000	Annually
Industrial and Commercial Bank of China	June 2011	January 2017	288,000	Annually
Agriculture Bank of China	September 2012	February 2015	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2015	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2015	8,150	Quarterly
Agriculture Bank of China	August 2012	February 2016	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2016	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2016	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2016	8,150	Quarterly
Agriculture Bank of China	August 2012	February 2015	2,850	Quarterly
Agriculture Bank of China	August 2012	February 2017	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2017	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2017	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2017	8,150	Quarterly
Agriculture Bank of China	August 2012	February 2018	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2018	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2018	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2018	8,150	Quarterly
Agriculture Bank of China	September 2012	February 2019	10,100	Quarterly
Agriculture Bank of China	August 2012	February 2019	2,900	Quarterly
Agriculture Bank of China	August 2012	August 2019	2,900	Quarterly
Agriculture Bank of China	September 2012	August 2019	10,100	Quarterly
Subtotal			1,554,000

Total borrowings			3,612,515

	As of December 31, 2012	As of December 31, 2013
	RMB	RMB
Short-term	972,730	1,122,352
Long-term, current portion	1,850,500	936,163
Subtotal	2,823,230	2,058,515
Long-term	2,088,139	1,554,000
Total	4,911,369	3,612,515

These loans are borrowed from various financial and non-financial institutions and all of them are for working capital purpose. The borrowings outstanding as of December 31, 2012 and 2013 bore a weighted average interest rate of 6.49% and 6.42% per annum, respectively. The interest rates of unsecured short-term bank borrowings with principal amounts of 972,730 and 956,994 as of December 31, 2012 and 2013, respectively, ranged from 2.32% to 7.28% with a weighted average interest rate of 6.01% for 2012 and from 2.67% to 7.80% with a weighted average interest rate of 6.04% for 2013. The interest rate of short-term bank borrowings secured by restricted cash with principal amounts of RMB 85,358 as of December 31 2013 ranged from 1.66% to 1.67% with a weighted average interest rate of 1.67% for 2013.  There was no borrowing secured by restricted cash in 2012. The interest rate of short-term borrowing from one non-financial institution with principal amount of RMB 80,000 as of December 31, 2013 was 9.0%. There was no borrowing from non-financial institution in 2012. The interest rate of unsecured long-term bank borrowings with principal amounts of 3,650,639 and 914,163 as of December 31, 2012 and 2013, respectively, ranged from 2.75% to 7.84% with a weighted average interest rate of 6.65% for 2012 and from 6.15% to 7.07% with a weighted average interest rate of 6.48% for 2013. The interest rate of long-term bank borrowings secured by buildings, machineries and equipment and construction in progress with principal amount of RMB 288,000 and 1,576,000 as of December 31, 2012 and 2013, respectively, ranged from 4.76% to 7.01% with a weighted average interest rate of 5.99% for 2012 and from 6.72% to 7.01% with a weighted average interest rate of 6.74% for 2013. The borrowings have 4-month to 91-month terms and expire at various times. The unused lines of credit were RMB 1,099,331, which were available as of December 31, 2013. These facilities contain no specific renewal terms and require no collateral.

Interest incurred for borrowings for the years ended December 31, 2011, 2012 and 2013 amounted to RMB 212,153, RMB 348,510 and RMB 278,190, respectively, of which RMB 39,320, RMB 45,059 and RMB 37,495 was capitalized in the cost of property, plant and equipment and project assets.

As of December 31, 2013, the short-term borrowings of RMB 85,358 with OCBC Bank was secured by the restricted cash balance with amount of RMB 91,737 in JA Hefei Technology. The long-term borrowings of RMB101,700 and RMB34,300 with Agricultural Bank of China were secured by the buildings with the net book value of RMB 231,677 and land use right with the net book value of RMB 75,933 in Shanghai Jinglong Solar Technology Co., Ltd.,, respectively.

In January 2014, the Group renewed a long-term entrustment loan of RMB1,440,000 with Hefei High-Tech Industrial Development Zone Management Co., Ltd., which is secured by buildings, machineries and equipment and construction in progress with the net book value of RMB 833,787 and land use rights with net book value of RMB 218,348 owned by JA Hefei Technology and all of the equity interests in JA Hefei Renewable Energy and JA Hefei Technology.

JA Solar and China Development Bank Shanghai Branch (“CDB”) entered into a financial partnership agreement in September 2010, pursuant to the agreement, CDB agrees to provide up to RMB 30 billion of credit facilities to JA Solar from 2010 to 2015 to support JA Solar’s capital needs under its long-term growth and corporate development plans. As a result of the Financial Partnership Agreement, the Company is qualified to have an expedited approval process for individual credit agreements. Detailed terms including interest rate and covenants of each such credit facility will be determined by CDB in accordance with its risk management and operational guidelines, and set forth in individual credit agreements between CDB and the Company. As of December 31, 2012 and 2013, the Group had drawn down RMB nil and RMB nil of the credit facility, respectively.

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2014	936,163
2015	22,000
2016	22,000
2017	310,000
Thereafter	1,200,000

Total	2,490,163